Offerings - Offering: 1	Jul. 29, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	20,000,000	[1]
Proposed Maximum Offering Price per Unit | $ / shares	79.87	[2]
Maximum Aggregate Offering Price	$ 1,597,400,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 244,561.94
Offering Note
(1)	This Registration Statement registers the issuance of an additional 20,000,000 shares of common stock, par value $0.001 per share (the “Common Stock”), of eBay Inc., which are reserved for future grant and issuable pursuant to the eBay Inc. Equity Incentive Award Plan, as amended and restated (the “Plan”). Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers any additional shares of Common Stock that may be offered or issued under the Plan as a result of stock splits, stock dividends or similar transactions.
(2)	Determined on the basis of the average of the high and low prices per share of Common Stock as reported on the Nasdaq Global Select Market on July 28, 2025, a date within five business days prior to the filing of this Registration Statement, of $81.28 and $78.46, respectively, solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act.

[1]	This Registration Statement registers the issuance of an additional 20,000,000 shares of common stock, par value $0.001 per share (the “Common Stock”), of eBay Inc., which are reserved for future grant and issuable pursuant to the eBay Inc. Equity Incentive Award Plan, as amended and restated (the “Plan”). Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers any additional shares of Common Stock that may be offered or issued under the Plan as a result of stock splits, stock dividends or similar transactions.
[2]	Determined on the basis of the average of the high and low prices per share of Common Stock as reported on the Nasdaq Global Select Market on July 28, 2025, a date within five business days prior to the filing of this Registration Statement, of $81.28 and $78.46, respectively, solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act.